INVENTORIES - Cost of Sales (Details) - CAD ($) $ in Millions	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017
Schedule of Inventory [Line Items]
Cost of inventories recognised as expense during period	$ 311.1	$ 273.3
Work In Progress
Schedule of Inventory [Line Items]
Cost of inventories recognised as expense during period	204.2	141.6
Raw Materials, Supplies And Manufactured Products
Schedule of Inventory [Line Items]
Cost of inventories recognised as expense during period	$ 106.9	$ 131.7